RELATED PARTY TRANSACTIONS (Details Narrative)			11 Months Ended	12 Months Ended
	Aug. 20, 2021 USD ($) ft²	Aug. 20, 2021 MYR (RM) ft²	Aug. 31, 2021 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Revenue from a related party				$ 11,740,852	$ 7,194,187	$ 3,166,228
Payments for Rent				95
Office Lease Agreements [Member] | Zenapp [Member]
Payments for Rent			$ 3,850				$ 4,200
Three Sub Tenancy Agreements [Member] | Zenapp [Member]
Payments for Rent	$ 2,424	RM 10,000
Area of Land | ft²	4,800	4,800
Payment Solution Services Related Party [Member]
Revenue from a related party				$ 7,566	$ 9,575	$ 1,494